SCHEDULE OF RECEIVABLES AND OTHER CURRENT ASSETS (Details) - CAD ($)	Mar. 31, 2023	Dec. 31, 2022
Other Receivables
HST paid on purchases	$ 561,679	$ 445,128
VAT paid on purchases	129,872	359,502
Total receivables and other current assets	$ 691,551	$ 804,630